Share based compensation - Restricted Stock Units Narrative (Details) $ / shares in Units, $ in Millions			1 Months Ended	3 Months Ended	12 Months Ended
		Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2013 $ / shares NOK / shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares NOK / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 $ / shares shares	Nov. 30, 2015 $ / shares	Nov. 07, 2013 shares	Oct. 01, 2013 shares	May. 10, 2005 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares, par value (in dollars per share) | $ / shares		$ 2.00	$ 2.00	$ 2.00	$ 2.00	$ 2.00	$ 2.00	$ 2.00				$ 2.00
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized		909,970	909,970		909,970	909,970	162,560				373,700
Vesting period					3 years
Adjustment (in shares)	[1]		(1,571,250)
Weighted average grant date fair value (in currency per share) | (per share)				$ 46.07	$ 3.67		$ 11.00
Compensation cost, RSU plans | $					$ 6		$ 2
Unrecognized compensation costs | $		$ 6	$ 6		$ 6	$ 6
North Atlantic Drilling
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reverse stock split conversion ratio		0.10	0.10
Common shares, par value (in dollars per share) | $ / shares		$ 0.10	$ 0.10		$ 0.10	$ 0.10			$ 5.00
Adjustment (in shares)					(1,571,251)
North Atlantic Drilling | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized		1,478,500	1,478,500		1,478,500	1,478,500				278,778
Adjustment (in shares)							0	0
Weighted average grant date fair value (in currency per share) | NOK / shares				$ 58		$ 15.30

[1]	Adjustment relates to the reverse stock split for NADL units, as discussed above